14 Right-of-use assets and lease Liability (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Right-of-use Assets And Lease Liability
Balance at beginning, lease liability	R$ 2,676,896	R$ 100,557
Initial adoption IFRS 16		2,191,908
Balance of Initial adoption IFRS 16		2,292,465
Acquired	826,101	911,619
Disposals	(38,488)	(122,488)
Interests and monetary and exchange variations, net	327,135	121,061
Currancy translation adjustments	267,493	56,805
Payments	(662,068)	(454,190)
Interest paid	(189,183)	(128,376)
Balance at ending, lease liability	3,207,886	2,676,896
Current liability			R$ 895,109
Non-current liability			2,312,777
Total	R$ 2,676,896	R$ 100,557	R$ 3,207,886